Derivatives and Hedge Accounting - Cash Flow Hedge Reserve (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of changes in equity [abstract]
Effective portion of fair value changes on derivatives under cash flow hedges, after tax	€ (514)	€ 111
Cash flow hedge reserve as at 31 December, gross	335	1,015
Cash flow hedge reserve as at 31 December, after deferred tax	€ 263	€ 777	€ 666